Statements of Cash Flows	12 Months Ended
Dec. 31, 2019
Disclosure Of Cash Flow Statement [Abstract]
Statements of Cash Flows
STATEMENT OF CASH FLOWS

Changes in non-cash operating elements of working capital

	Year Ended December 31,
In thousands of U.S. Dollars	2019	2018
Accounts receivable	23,273	90,677
Prepaid expenses	(34,989)	(14,250)
Accounts payable and accrued liabilities	30,557	(112,275)
Provisions	23,872	15,652
Other	(8,640)	10,793
Total	34,073	(9,403)

Changes in liabilities arising from financing activities

The table below details changes in the Corporation’s liabilities (excluding derivative instruments) arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those which cash flows were, or future cash flows will be, classified in the Corporation’s consolidated statements of cash flows as net cash flows from financing activities.

In thousands of U.S. Dollars	January 1, 2019	Financing cash flows	The effect of changes in foreign exchange rates	Other changes	December 31, 2019
Long-term debt	5,446,958	(519,797)	(21,245)	25,259	4,931,175
Lease liability	59,485	(17,532)	2,262	11,109	55,324
Deferred contingent payment¹	77,628	(68,394)	(1,863)	(7,371)	—
Balance – December 31, 2019	5,584,071	(605,723)	(20,846)	28,997	4,986,499

In thousands of U.S. Dollars	January 1, 2018	Financing cash flows	The effect of changes in foreign exchange rates	Other changes	December 31, 2018
Long-term debt	2,314,675	2,978,754	(46,040)	199,569	5,446,958
Balance – December 31, 2018	2,314,675	2,978,754	(46,040)	199,569	5,446,958

_____________________________
[1] Previously included within other long-term liabilities on the consolidated statement of financial position.